UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
July 31, 2015 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Australia--3.3%
Fairfax Media	4,156,416		2,582,417
Federation Centres	3,090,602		6,777,240
Investa Office Fund	1,980,402		5,732,407
IOOF Holdings	333,845		2,254,786
Nine Entertainment Company Holdings	1,645,728		1,840,509
Western Areas	1,371,523		3,107,802
			22,295,161
Austria--.6%
Zumtobel Group	132,141		4,121,515
Belgium--.4%
Galapagos	45,530	a	2,731,680
Canada--5.5%
Artis Real Estate Investment Trust	573,156		5,767,277
Canadian Apartment Properties REIT	191,729		4,109,159
Canfor	205,887	a	3,745,117
Cogeco Cable	60,604		3,391,526
Constellation Software	7,617		3,386,809
Dollarama	47,938		2,853,518
Entertainment One	1,439,684		7,502,499
Gran Tierra Energy	1,653,815	a	3,654,490
Lundin Mining	581,817	a	2,099,764
			36,510,159
Denmark--.7%
DFDS	33,991		4,667,300
France--8.4%
Alten	111,023		5,594,192
Altran Technologies	232,141		2,740,699
Atos	83,365		6,346,631
Establissements Maurel et Prom	521,811	a	3,347,352
Fonciere des Regions	54,511		4,707,915
Ipsen	50,240		3,228,902
JCDecaux	63,591		2,434,231
Lagardere	128,138		3,829,898
Neopost	47,791		1,921,266
Orpea	54,003		4,078,070
Plastic Omnium	106,273		2,991,386
Saft Groupe	89,607		3,657,931
SCOR	134,022		5,139,860
Teleperformance	86,023		6,386,490
			56,404,823
Germany--5.2%
Aareal Bank	154,931		6,325,433
Dialog Semiconductor	80,586	a	4,010,980
Duerr	33,603		2,767,836
Gerresheimer	46,536		3,419,645

Rheinmetall	115,683		6,298,443
STADA Arzneimittel	69,445		2,672,047
Stroeer Media	95,850		4,747,025
TUI	258,486		4,421,464
			34,662,873
Hong Kong--2.1%
Dah Sing Financial Holdings	728,800		4,761,648
EVA Precision Industrial Holdings	9,916,000		2,865,194
Johnson Electric Holdings	926,000		3,141,493
Luk Fook Holdings International	1,076,000		3,025,786
			13,794,121
Ireland--2.7%
Greencore Group	1,136,754		5,616,756
ICON	74,346	a	6,007,157
Smurfit Kappa Group	203,796		6,132,636
			17,756,549
Israel--1.7%
Bezeq The Israeli Telecommunication	3,791,985		6,991,914
Elbit Systems	49,762		4,106,992
			11,098,906
Italy--5.2%
A2A	5,881,140		7,505,310
Anima Holding	468,913	b	4,815,095
Banco Popolare	365,208	a	6,333,203
Finmeccanica	249,735	a	3,598,440
Prysmian	161,532		3,705,937
Recordati	210,367		5,242,194
Societa Iniziative Autostradali e Servizi	324,168		3,805,825
			35,006,004
Japan--21.2%
Ain Pharmaciez	125,500		5,964,376
Air Water	328,000		5,695,373
Alpine Electronics	316,700		5,225,735
Chiba Bank	955,000		7,620,890
CKD	492,800		4,890,822
Daicel	430,100		5,837,158
Data Communication System	170,300		3,806,277
DeNA	274,800		5,465,623
Ebara	1,195,000		5,428,531
Goldcrest	193,900		3,973,906
Haseko	501,800		6,360,817
Hitachi Kokusai Electric	239,000		3,226,264
Japan Aviation Electronics Industry	149,000		3,321,798
Lintec	137,400		2,966,736
Lion	627,000		5,398,063
Message Co.	71,700		2,114,524
Nifco	140,400		6,072,086
Nippon Shokubai	179,000		2,647,412
Nippon Signal Co.	250,900		2,658,101
Nippon Suisan Kaisha	1,508,400		4,758,820
NS Solutions	113,500		4,482,854
Sanwa Holdings	839,300		6,365,772

Sawai Pharmaceutical	83,600		5,119,813
Shikoku Electric Power	322,600		5,432,414
Shindengen Electric Manufacturing	597,000		2,774,616
Skylark	292,700		4,236,929
Takasago Thermal Engineering Co.	233,000		3,102,029
Tokai Rika	224,000		5,639,085
Tokyo Seimitsu	149,400		2,967,869
Tokyo Steel Manufacturing	648,100		4,444,951
Tsubakimoto Chain	418,000		3,568,354
			141,567,998
Luxembourg--.8%
Aperam	137,039	a	5,056,148
Netherlands--2.9%
AerCap Holdings	83,095	a	3,892,170
Constellium, Cl. A	224,315	a	2,489,896
Euronext	137,636	b	6,282,909
Ten Cate	105,467		2,847,078
TKH Group	94,715		4,067,209
			19,579,262
New Zealand--1.4%
Air New Zealand	1,992,858		3,472,886
Sky Network Television	778,595		3,145,382
Spark New Zealand	1,317,670		2,574,593
			9,192,861
Singapore--2.3%
ComfortDelGro	1,239,600		2,719,828
IGG	4,629,000		2,310,828
Mapletree Industrial Trust	4,767,100		5,299,287
Mapletree Logistics Trust	6,666,800		5,394,284
			15,724,227
South Korea--3.9%
BGF Retail	13,773		2,342,287
BNK Financial Group	377,036		4,430,411
LF	108,394		3,242,140
Medy-Tox	7,587		3,451,318
Mirae Asset Securities	71,745		2,694,691
Osstem Implant	61,201	a	3,132,880
S-Oil	87,964		4,713,364
Soulbrain	65,801		2,387,089
			26,394,180
Spain--2.6%
Distribuidora Internacional de Alimentacion	768,290	a	4,808,668
Ence Energia y Celulosa	712,013		2,572,674
Liberbank	7,344,720	a	5,114,056
Mediaset Espana Comunicacion	184,949		2,324,710
Talgo	345,280	b	2,396,566
			17,216,674
Sweden--1.3%
Boliden	129,183		2,385,470
HALDEX	191,848		2,351,746
Trelleborg, Cl. B	240,176		4,151,070
			8,888,286

Switzerland--7.2%
Adecco	84,917	a	7,087,401
Aryzta	100,688	a	5,113,071
Baloise Holding	56,691		7,227,912
Gategroup Holding	236,084	a	8,722,135
Helvetia Holding	8,005		4,398,898
Julius Baer Group	135,575	a	7,499,207
Swiss Life Holding	34,319	a	8,104,725
			48,153,349
United Kingdom--16.7%
Bellway	177,810		6,694,775
Britvic	551,113		5,908,317
Card Factory	1,130,957		6,176,242
Centamin	4,327,058		3,743,562
Close Brothers Group	279,156		6,334,249
Galliford Try	274,585		7,611,281
GKN	877,042		4,362,269
Halma	406,606		4,806,758
Hays	2,150,835		5,599,191
Inchcape	471,213		5,909,019
Jimmy Choo	1,833,348		4,852,854
John Wood Group	329,007		3,213,772
Jupiter Fund Management	795,739		5,835,544
Keller Group	347,227		5,736,959
Londonmetric Property	2,424,524		6,126,149
Man Group	2,174,461		5,531,658
Merlin Entertainments	837,825	b	5,436,344
Micro Focus International	214,609		4,685,303
RPC Group	367,060		3,903,613
Spire Healthcare Group	1,574,214	b	9,504,039
			111,971,898
United States--1.7%
iShares MSCI EAFE Small-Cap ETF	217,498		11,192,447
Total Common Stocks
(cost $650,470,747)			653,986,421

Preferred Stocks--1.1%
Germany
Draegerwerk AG & Co.	14,355		1,437,013
Jungheinrich	79,064		5,569,404
Total Preferred Stocks
(cost $6,950,749)			7,006,417

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $19,625,318)	19,625,318	[c]	19,625,318
Total Investments (cost $677,046,814)	101.8%		680,618,156
Liabilities, Less Cash and Receivables	(1.8%)		(11,945,923)
Net Assets	100.0%		668,672,233

ETF -- Exchange-Traded Fund

REIT -- Real Estate Investment Trust

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities ma resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $28,434,953 or 4.3% of net assets.
c	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $3,571,342 of which $32,125,439 related to appreciated investment securities and $28,554,097 related to depreciated investment securities. At July 31, 2015, the cost of investments for tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.2
Industrial	20.4
Consumer Discretionary	16.0
Information Technology	9.6
Materials	9.3
Health Care	7.8
Consumer Staples	6.0
Money Market Investment	2.9
Energy	2.2
Utilities	1.9
Telecommunication Services	1.8
Exchange-Traded Funds	1.7
101.8

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
8/3/2015	a	245,396	384,212	383,222	(990)

Canadian Dollar,
Expiring
8/4/2015	b	810,423	624,084	619,661	(4,423)

Danish Krone,
Expiring
8/3/2015	c	834,296	123,972	122,784	(1,188)

Euro,
Expiring
8/3/2015	b	2,258,491	2,503,811	2,480,386	(23,425)

Hong Kong Dollar,
Expiring
8/3/2015	d	3,337,339	430,484	430,497	13

Israeli New Shekel,
Expiring
8/3/2015	b	1,200,067	318,599	318,063	(536)

Japanese Yen,
Expiring
8/4/2015	e	428,902,758	3,469,526	3,460,707	(8,819)

Singapore Dollar,
Expiring
8/4/2015	c	483,117	353,151	352,165	(986)

Swiss Franc,
Expiring
8/3/2015	e	66,035	69,149	68,338	(811)

Sales:			Proceeds ($)
New Zealand Dollar,
Expiring

8/4/2015	d	3,031,607	2,014,442	2,001,166	13,276

Gross Unrealized Appreciation					13,289
Gross Unrealized Depreciation					(41,178)

Counterparties:
a	Northern Trust
b	Goldman Sachs International
c	Citigroup
d	UBS
e	Credit Suisse International

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	642,793,974	-	-	642,793,974
Equity Securities - Foreign Preferred Stocks+	7,006,417	-	-	7,006,417
Exchange-Traded Funds	11,192,447	-	-	11,192,447
Mutual Funds	19,625,318	-	-	19,625,318
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	13,289	-	13,289
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(41,178)	-	(41,178)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)